Operating and Geographic Segmentation	12 Months Ended
Oct. 31, 2018
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Operating and Geographic Segmentation

Note 25: Operating and Geographic Segmentation

Operating Groups

We conduct our business through three operating groups, each of which has a distinct mandate. We determine our operating groups based on our management structure and therefore these groups, and the results attributed to them, may not be comparable with those of other financial services companies. We evaluate the performance of our groups using reported and adjusted measures, such as net income, revenue growth, return on equity, and non-interest expense-to-revenue (productivity) ratio, as well as operating leverage.

Effective with the adoption of IFRS 9, we allocate the provision for credit losses on performing loans and the related allowance to operating groups. In 2017 and prior years, the collective provision and allowance were held in Corporate Services.

Personal and Commercial Banking

Personal and Commercial Banking (“P&C”) is comprised of two operating segments: Canadian Personal and Commercial Banking and U.S. Personal and Commercial Banking.

Canadian Personal and Commercial Banking

Canadian Personal and Commercial Banking (“Canadian P&C”) provides a full range of financial products and services to eight million customers. Personal Banking provides financial solutions for everyday banking, financing, investing, credit card and creditor insurance needs. Commercial Banking provides our small business and commercial banking customers with a broad suite of integrated commercial and capital markets products, as well as financial advisory services.

U.S. Personal and Commercial Banking

U.S. Personal and Commercial Banking (“U.S. P&C”) offers a broad range of products and services. Our retail and small and mid-sized business banking customers are served through our branches, contact centres, online and mobile banking platforms and automated banking machines across eight states. Our commercial banking customers are offered in-depth specific industry knowledge, as well as strategic capital markets solutions.

BMO Wealth Management

BMO’s group of wealth management businesses serves a full range of client segments from mainstream to ultra high net worth and institutional, with a broad offering of wealth management products and services, including insurance products. Wealth Management (“BMO WM”) is a global business with an active presence in markets across Canada, the United States, Europe and Asia.

BMO Capital Markets

BMO Capital Markets (“BMO CM”) is a North American-based financial services provider offering a complete range of products and services to corporate, institutional and government clients. Through our Investment and Corporate Banking and Trading Products lines of business, we operate in 33 locations around the world, including 19 offices in North America.

Corporate Services

Corporate Services consists of Corporate Units and Technology and Operations (“T&O”). Corporate Units provide enterprise-wide expertise, governance and support in a variety of areas, including strategic planning, risk management, finance, legal and regulatory compliance, human resources, communications, marketing, real estate, procurement, data and analytics, and innovation. T&O manages, maintains and provides governance of information technology, cyber security, and operations services for the bank.

The costs of these Corporate Units and T&O services are largely transferred to the three operating groups (P&C, BMO WM and BMO CM), with any remaining amounts retained in Corporate Services results. As such, Corporate Services results largely reflect the impact of residual treasury-related activities, the elimination of taxable equivalent adjustments, residual unallocated expenses and certain acquisition integration costs and restructuring costs.

Basis of Presentation

The results of these operating groups are based on our internal financial reporting systems. The accounting policies used in these segments are generally consistent with those followed in the preparation of our consolidated financial statements, as disclosed in Note 1 and throughout the consolidated financial statements. Income taxes presented below may not be reflective of taxes paid in each jurisdiction where we operate. Income taxes are generally applied to each segment based on a statutory tax rate and may be adjusted for items and activities specific to each segment. A notable accounting measurement difference is the taxable equivalent basis adjustment as described below.

Periodically, certain business lines and units within the business lines are transferred between client and corporate support groups to more closely align our organizational structure with our strategic priorities. In addition, revenue and expense allocations are updated to more accurately align with current experience. Results for prior periods are restated to conform with the current year’s presentation.

Taxable Equivalent Basis

We analyze revenue on a taxable equivalent basis (“teb”) at the operating group level. Revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes. The teb adjustment for the year ended October 31, 2018 was $313 million ($567 million in 2017 and $510 million in 2016).

Inter-Group Allocations

Various estimates and allocation methodologies are used in the preparation of the operating groups’ financial information. Overhead expenses are allocated to operating groups using allocation formulas applied on a consistent basis. Operating group net interest income reflects internal funding charges and credits on the groups’ assets, liabilities and capital, at market rates, taking into account relevant terms and currency considerations. The offset of the net impact of these charges and credits is reflected in Corporate Services. These inter-group allocations are also applied to the geographical segmentation.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2018
Net interest income (2)	5,541	3,843	826	659	(556)	10,313
Non-interest revenue	2,171	1,140	5,468	3,696	249	12,724
Total Revenue	7,712	4,983	6,294	4,355	(307)	23,037
Provision for (recovery of) credit losses on impaired loans	466	258	6	(17)	(13)	700
Provision for (recovery of) credit losses on performing loans	3	(38)	–	(1)	(2)	(38)
Total provision for (recovery of) credit losses	469	220	6	(18)	(15)	662
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,352	–	–	1,352
Amortization	318	454	231	124	–	1,127
Non-interest expense	3,487	2,558	3,278	2,727	436	12,486
Income (loss) before taxes and non-controlling interest in subsidiaries	3,438	1,751	1,427	1,522	(728)	7,410
Provision for (recovery of) income taxes	884	357	355	366	(2)	1,960
Reported net income (loss)	2,554	1,394	1,072	1,156	(726)	5,450
Non-controlling interest in subsidiaries	–	–	–	–	–	–
Net Income (loss) attributable to bank shareholders	2,554	1,394	1,072	1,156	(726)	5,450
Average Assets	224,553	110,351	35,913	307,087	76,391	754,295
(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2017
Net interest income (2)	5,261	3,551	722	1,233	(760)	10,007
Non-interest revenue	2,182	1,066	5,492	3,336	177	12,253
Total Revenue	7,443	4,617	6,214	4,569	(583)	22,260
Provision for (recovery of) credit losses (3)	483	289	8	44	(78)	746
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,538	–	–	1,538
Amortization	309	434	241	119	–	1,103
Non-interest expense	3,313	2,510	3,110	2,659	635	12,227
Income (loss) before taxes and non-controlling interest in subsidiaries	3,338	1,384	1,317	1,747	(1,140)	6,646
Provision for (recovery of) income taxes	827	357	350	472	(710)	1,296
Reported net income (loss)	2,511	1,027	967	1,275	(430)	5,350
Non-controlling interest in subsidiaries	–	–	2	–	–	2
Net Income (loss) attributable to bank shareholders	2,511	1,027	965	1,275	(430)	5,348
Average Assets	217,685	104,209	32,562	302,518	65,652	722,626

(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2016
Net interest income (2)	5,080	3,491	635	1,459	(793)	9,872
Non-interest revenue	1,909	1,119	5,274	2,855	58	11,215
Total Revenue	6,989	4,610	5,909	4,314	(735)	21,087
Provision for (recovery of) credit losses (3)	506	249	9	81	(74)	771
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,543	–	–	1,543
Amortization	276	433	233	105	–	1,047
Non-interest expense	3,224	2,481	3,104	2,469	716	11,994
Income (loss) before taxes and non-controlling interest in subsidiaries	2,983	1,447	1,020	1,659	(1,377)	5,732
Provision for (recovery of) income taxes	766	396	245	424	(730)	1,101
Reported net income (loss)	2,217	1,051	775	1,235	(647)	4,631
Non-controlling interest in subsidiaries	–	–	2	–	7	9
Net Income (loss) attributable to bank shareholders	2,217	1,051	773	1,235	(654)	4,622
Average Assets	208,018	106,111	30,642	301,623	60,728	707,122

(1)	Corporate Services includes Technology and Operations.
(2)	Operating groups report on a taxable equivalent basis – see Basis of Presentation section.
(3)	2017 and 2016 have not been restated to reflect the adoption of IFRS 9.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Geographic Information

We operate primarily in Canada and the United States, but we also have operations in the United Kingdom, Europe, the Caribbean and Asia, which are grouped in other countries. We allocate our results by geographic region based on the location of the unit responsible for managing the related assets, liabilities, revenues and expenses.

Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)	Canada	United States	Other countries	Total
2018
Total Revenue	13,733	7,315	1,989	23,037
Income before taxes and non-controlling interest in subsidiaries	4,838	1,870	702	7,410
Reported net income	3,795	1,099	556	5,450
Average Assets	441,376	277,764	35,155	754,295

(Canadian $ in millions)	Canada	United States	Other countries	Total
2017
Total Revenue	13,469	7,073	1,718	22,260
Income before taxes and non-controlling interest in subsidiaries	4,597	1,588	461	6,646
Reported net income	3,817	1,210	323	5,350
Average Assets	430,570	264,473	27,583	722,626

(Canadian $ in millions)	Canada	United States	Other countries	Total
2016
Total Revenue	12,868	6,796	1,423	21,087
Income before taxes and non-controlling interest in subsidiaries	3,902	1,499	331	5,732
Reported net income	3,286	1,105	240	4,631
Average Assets	420,155	260,018	26,949	707,122

Certain comparative figures have been reclassified to conform with the current year’s presentation.